Employee benefits - Summary of Changes in Defined Benefit Obligations (Detail) - Noncurrent recognized liabilities, defined benefit plan - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 29,645	€ 25,554
Changes through statement of profit and loss
Changes through statement of profit and loss	6,631	5,236
- of which: Service cost	5,518	4,342
-of which: Financial charges	1,113	894
Changes through statement of comprehensive income
Changes through statement of comprehensive income and loss	(400)	(1,838)
- of which: Actuarial (gain)/loss	(668)	(1,376)
- of which: Translation differences	268	(462)
Benefits paid	(5,254)	(2,566)
Business Combination	931	3,259
Ending balance	€ 31,553	€ 29,645